Current and long-term debt - Convertible senior notes due 2022 (Details)													1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 15, 2021 $ / shares	Nov. 23, 2020 $ / shares	Sep. 09, 2020 $ / shares	Jun. 01, 2020 $ / shares	Mar. 02, 2020 $ / shares	Nov. 25, 2019 $ / shares	Sep. 10, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 13, 2019 $ / shares	Dec. 05, 2018	Sep. 20, 2018	Jun. 06, 2018	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 business_day	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 02, 2021 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 2,415,326,000	$ 2,552,473,000
Interest expense on borrowings																132,423,000	162,738,000	$ 145,871,000
Non-cash accretion																8,413,000	11,375,000	$ 13,225,000
Dividends per share (in USD per share) | $ / shares	$ 0.10
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued													$ 188,500,000		$ 52,300,000					$ 15,000,000.0	$ 360,000,000.0	$ 360,000,000.0
Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued													$ 188,500,000		47,700,000					15,000,000.0
Convertible conversion rate						0.02574	0.02566	0.02558	0.02548	0.02534	0.02521	0.02508	0.025
Initial conversion price (in USD per share) | $ / shares													$ 40.00
Borrowings													$ 154,300,000			140,700,000	180,100,000			12,200,000
Carrying amount of equity component													34,200,000							$ 2,800,000
Interest expense on borrowings																5,500,000	6,100,000
Non-cash accretion																$ 8,400,000	$ 8,600,000
Dividends per share (in USD per share) | $ / shares		$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Average price per note															894.12
Principal amount													$ 1,000		1,000				$ 1,000
Reduction of liability - Convertible note															47,700,000
Gain (loss) on repurchase of Convertible Notes															1,000,000.0
Repurchase of notes, face amount															$ 52,300,000
Borrowings, Redemption, Period One [Member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days														15 days
Threshold consecutive trading days														25 days
Common stock closing price as percentage of conversion price minimum														130.00%
Repurchased face amount percentage														100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days														5 days
Common stock closing price as percentage of conversion price minimum														98.00%
Threshold trading days | business_day														5